Finance costs (Tables)	3 Months Ended
Mar. 31, 2025
Finance costs.
Schedule of finance costs

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Interest expenses - third party borrowings	80.5	93.3
Interest and finance charges paid/payable for lease liabilities	15.6	15.7
Interest expense - withholding tax paid on bond interest	8.6	—
Net foreign exchange loss arising from financing - realized	5.5	27.8
Unwinding of discount on decommissioning liability	2.3	2.3
Fees on borrowings and financial derivatives	1.8	4.9
Net foreign exchange loss arising from financing - unrealized	—	1,373.7
Change in fair value of foreign exchange swaps	—	25.0
Net foreign exchange loss on derivative instruments - realized	—	20.3
	114.3	1,563.0